Not FDIC Insured May Lose Value No Bank Guarantee
CAT-Q1PH
See Notes to Schedule of Investments.

Schedule of Investments
(unaudited)
Franklin California Intermediate-Term Tax-Free
Income Fund 2
Notes to Schedule of Investments 15

Franklin California Tax-Free Trust
Schedule of Investments (unaudited), September 30, 2025
Franklin California Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.4%
Arizona 0.7%
a
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... $ 9,340,000 $ 9,802,665
California 95.4%
Align Affordable Housing Bond Fund LP ,
a,b
Breezewood 2019 LP , Revenue , 144A, FRN , 2020-3 TR , A , 5.3% , 8/01/30 ....... 11,700,335 11,701,505
Parkwood Apartments , 2021-1 , 2.25% , 8/01/31 ........................... 11,250,000 10,669,500
Beaumont Unified School District ,
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 300,000 315,051
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,295,000 1,323,377
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 660,000 672,164
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 725,000 732,445
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 416,608
c
California Community Choice Financing Authority ,
Revenue , 2021 A , Mandatory Put , 4% , 12/01/27 ........................... 13,200,000 13,504,581
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 9,150,000 9,383,273
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 20,000,000 20,477,618
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 35,485,000 37,598,582
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 15,000,000 16,478,493
Revenue , 2025 C , Mandatory Put , 5% , 10/01/33 ........................... 12,500,000 13,425,381
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/32 ............ 1,750,000 1,837,080
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/33 ............ 600,000 627,621
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/35 ............ 3,040,000 3,158,837
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/37 ............ 1,600,000 1,652,166
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/38 ............ 1,320,000 1,358,883
a
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,215,000 2,914,271
California County Tobacco Securitization Agency ,
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 1,505,000 1,496,583
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/39 .................................................... 1,300,000 1,237,951
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/32 ................ 275,000 297,431
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/33 ................ 545,000 584,851
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/36 ................ 595,000 624,239
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 1,135,000 1,307,509
Leland Stanford Junior University (The) , Revenue , U-7 , 5% , 6/01/46 ............ 9,485,000 10,901,486
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 10,350,000 11,853,850
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/29 ............. 1,020,000 1,047,465
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/32 ............. 1,235,000 1,262,879
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/33 ............. 1,000,000 1,020,277
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/34 ............. 1,750,000 1,781,533
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/35 ............. 1,500,000 1,524,614
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/36 ............. 2,000,000 2,029,114
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/37 ............. 2,000,000 2,025,830
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/36 ...... 750,000 774,590
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/37 ...... 725,000 743,758
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/38 ...... 1,025,000 1,043,333
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.25% , 10/01/44 ... 4,450,000 4,382,003
University of Southern California , Revenue , 2025 A , 5% , 10/01/55 ............. 15,975,000 16,792,219

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/26 .. $ 540,000 $ 547,553
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/28 .. 615,000 644,002
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/30 .. 250,000 268,473
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/35 .. 450,000 471,582
California Health Facilities Financing Authority ,
Cedars-Sinai Medical Center Obligated Group , Revenue , 2016 A , Refunding , 5% ,
8/15/31 ........................................................ 3,500,000 3,566,229
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/36 ........................................................ 2,045,000 2,065,236
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/37 ........................................................ 2,530,000 2,549,046
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5% , 12/01/54 ......... 7,835,000 8,059,387
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/28 ....................... 2,100,000 2,172,178
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/29 ....................... 2,460,000 2,544,015
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/30 ....................... 1,250,000 1,292,301
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/31 ....................... 1,200,000 1,239,426
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 7,000,000 7,955,332
Marshall Medical Center , Revenue , 2015 , Refunding , California Mortgage Insured ,
5% , 11/01/33 ................................................... 1,000,000 1,001,404
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 4,721,561 4,819,643
Lakeside Drive Senior Housing LP , Revenue , 2019 N , FNMA Insured , 2.35% ,
12/01/35 ....................................................... 8,955,761 7,816,649
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group , Revenue , 2020 A ,
5% , 11/01/30 ................................................... 7,260,000 8,351,306
Infrastructure State Revolving Fund (The) , Revenue , 2015 A , Pre-Refunded , 5% ,
10/01/32 ....................................................... 2,915,000 2,915,000
California Municipal Finance Authority ,
Revenue , 2024 , Refunding , 4% , 12/01/43 ................................ 2,000,000 1,889,450
a
Revenue , 144A, 2025 A , 6.375% , 8/01/37 ............................... 6,500,000 6,617,601
Special Tax , 2025 B , 5% , 9/01/45 ...................................... 1,250,000 1,254,926
ACI Royal York, Inc. , Revenue , 2020 A , 3.125% , 2/15/33 .................... 620,000 577,450
Aldersly , Revenue , 2023 B-1 , Refunding , California Mortgage Insured , 4% , 11/15/28 595,000 599,570
California Home for the Aged, Inc. (The) , Revenue , 2018 , California Mortgage
Insured , 5% , 5/15/36 .............................................. 1,000,000 1,045,839
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/32 ................. 120,000 121,688
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/33 ................. 120,000 120,804
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/34 ................. 155,000 155,052
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/35 ................. 160,000 158,519
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/36 ................. 185,000 181,172
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/37 ................. 170,000 164,027
Caritas Corp. CMFA Mobile Home Park Financing , Revenue , 2021 B , Refunding , 3% ,
8/15/31 ........................................................ 80,000 78,281
Caritas Corp. CMFA Mobile Home Park Financing , Revenue , 2021 B , Refunding , 4% ,
8/15/41 ........................................................ 590,000 542,791
Caritas Corp. CMFA Mobile Home Park Financing , Revenue , 2021 B , Refunding , 4% ,
8/15/56 ........................................................ 540,000 444,248
a
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 8,125,000 7,638,318
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/30 ........................ 3,635,000 3,903,645
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/36 ........................ 1,260,000 1,311,909
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/38 ........................ 1,500,000 1,546,264
Community Facilities District No. 2021-9 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/45 .................................................... 1,130,000 1,139,319
Community Facilities District No. 2022-27 , Special Tax , 2025 , 5.125% , 9/01/45 .... 1,580,000 1,610,800

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/26 ............................................ $ 2,010,000 $ 2,019,757
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/29 ............................................ 6,270,000 6,418,642
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/30 ............................................ 4,680,000 4,783,764
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/32 ............................................ 3,300,000 3,365,697
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/33 ............................................ 7,440,000 7,575,890
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/34 ............................................ 5,000,000 5,083,109
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/36 ............................................ 2,295,000 2,325,428
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/37 ............................................ 2,000,000 2,022,891
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/28 .................... 150,000 150,956
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/29 .................... 300,000 302,390
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/30 .................... 400,000 403,437
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/31 .................... 350,000 352,555
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/32 .................... 250,000 250,199
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/33 .................... 155,000 153,673
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/34 .................... 110,000 107,771
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/35 .................... 250,000 241,931
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/26 .... 210,000 212,479
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/27 .... 110,000 112,785
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/28 .... 115,000 119,254
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/29 .... 240,000 251,814
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/30 .... 125,000 126,769
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/31 .... 265,000 268,472
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/32 .... 280,000 283,243
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/26 ............. 1,085,000 1,086,758
a
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 15,000,000 14,725,102
a
IH Lakes Concord LLC , Revenue , 144A, 2022 A-2 , 6.75% , 12/01/32 ............ 930,000 910,909
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/32 ... 6,625,000 6,631,867
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 5,800,000 4,865,230
Integrity Housing Obligated Group , Revenue , 2022 A-2 , 6.25% , 12/01/32 ........ 3,105,000 2,857,191
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/34 3,000,000 3,055,359
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/35 5,500,000 5,585,970
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/36 10,570,000 10,726,157
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 2,930,000 2,969,193
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 7,600,000 7,691,694
a
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/35 3,960,000 4,158,379
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5% , 11/01/28 ..... 1,400,000 1,418,150
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5.25% , 11/01/29 .. 1,000,000 1,015,487
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5% , 11/01/30 ..... 1,350,000 1,366,923
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5.25% , 11/01/31 .. 1,250,000 1,267,404
Northbay Healthcare Corp. Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 4,620,000 4,627,886
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/25 .... 1,000,000 1,000,379
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/26 .... 900,000 908,958
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/27 .... 1,300,000 1,316,928
Northern California Retired Officers Community , Revenue , 2016 , Refunding ,
California Mortgage Insured , 5% , 1/01/37 .............................. 1,310,000 1,342,818
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/27 ....................................................... 100,000 103,804

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/28 ....................................................... $ 250,000 $ 263,524
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/29 ....................................................... 250,000 267,542
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/30 ....................................................... 210,000 227,242
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/31 ....................................................... 435,000 473,410
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5% ,
11/01/33 ....................................................... 1,200,000 1,299,997
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/34 ....................................................... 1,430,000 1,561,851
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/35 ....................................................... 1,200,000 1,299,773
Palomar Health Obligated Group , COP , 2022 A , Refunding , AG Insured , 5.25% ,
11/01/36 ....................................................... 1,550,000 1,665,634
Pilgrim Place in Claremont , Revenue , 2016 A , Refunding , California Mortgage
Insured , 5% , 5/15/31 .............................................. 2,750,000 2,864,531
Scripps College , Revenue , 2025 , 5% , 7/01/50 ............................ 3,395,000 3,457,891
System Management Group , Revenue , 2019 A , 5% , 4/01/35 ................. 1,780,000 1,896,015
System Management Group , Revenue , 2019 A , 5% , 4/01/37 ................. 2,945,000 3,112,865
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/31 ............. 1,000,000 1,026,118
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/32 ............. 1,000,000 1,024,138
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/33 ............. 1,010,000 1,032,285
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/35 ............. 1,440,000 1,465,782
a
California Pollution Control Financing Authority ,
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/29 . 3,875,000 4,019,388
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/26 .......... 2,680,000 2,707,621
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/28 .......... 4,170,000 4,345,758
c
California Public Finance Authority , Henry Mayo Newhall Hospital Obligated Group ,
Revenue , 2021 B , Mandatory Put , 4% , 10/15/31 ........................... 690,000 675,471
a
California School Finance Authority ,
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/32 .... 640,000 660,861
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/33 ............................................ 1,655,000 1,728,937
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 4% ,
10/01/27 ....................................................... 390,000 392,071
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/32 ....................................................... 1,455,000 1,538,980
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/26 . 300,000 303,651
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/27 . 320,000 329,790
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
8/01/32 ........................................................ 595,000 625,872
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.375% , 8/01/42 ................................................. 1,500,000 1,553,373
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5% , 6/01/33 300,000 315,671
California State Public Works Board , Revenue , 2025 A , 5% , 4/01/50 ............. 30,500,000 32,079,381
California Statewide Communities Development Authority ,
Special Tax , 2023 A , 5% , 9/01/36 ...................................... 455,000 480,562
Special Tax , 2023 A , 5% , 9/01/43 ...................................... 215,000 219,421
Special Tax , 2023 C-1 , 5% , 9/02/43 .................................... 3,835,000 3,883,495
Special Tax , 2025 A , 5% , 9/02/45 ...................................... 5,745,000 5,901,176
d
Special Tax , 2025 B , 5% , 9/02/45 ...................................... 1,410,000 1,448,261
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.125% , 9/01/42 ............................................ 500,000 516,646
Community Facilities District No. 2021-1 , Special Tax , 2023 , 4.75% , 9/01/38 ...... 500,000 518,433

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.25% , 9/01/43 ..... $ 650,000 $ 675,317
Hebrew Home for Aged Disabled , Revenue , 2016 , California Mortgage Insured , 5% ,
11/01/36 ....................................................... 9,000,000 9,172,997
Sequoia Living, Inc. , Revenue , 2025 A , Refunding , California Mortgage Insured , 5% ,
7/01/55 ........................................................ 14,425,000 14,880,938
Carlsbad Unified School District , GO , 2018 C , 4% , 8/01/50 .................... 5,000,000 4,678,370
Carson Public Financing Authority , City of Carson Reassessment District No. 2001-1 ,
Revenue , 2019 , Refunding , 5% , 9/02/31 ................................. 1,000,000 1,092,842
e
Cerritos Community College District , GO , 2012 D , 3.47%, 8/01/36 ............... 6,130,000 4,235,365
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/30 ...................................... 1,280,000 1,399,063
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.5% , 9/01/31 .................................... 725,000 764,955
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.625% , 9/01/32 ................................... 755,000 803,202
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.75% , 9/01/34 ................................... 1,620,000 1,714,493
City of Chino Community Facilities District No. 2022-1 , Special Tax , 2025 , 5% ,
9/01/45 ........................................................ 2,125,000 2,160,785
City of Chino Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.125% ,
9/01/50 ........................................................ 1,500,000 1,529,815
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 1,090,000 1,147,626
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.375% , 9/01/43 ..... 1,000,000 1,049,171
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.5% , 9/01/48 ....... 1,200,000 1,260,837
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.625% , 9/01/53 ..... 375,000 394,583
City & County of San Francisco ,
GO , 2021 B-1 , 4% , 6/15/37 .......................................... 2,000,000 2,037,806
GO , 2021 C-1 , 4% , 6/15/36 .......................................... 1,140,000 1,168,843
a
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.25% , 9/01/38 ..... 875,000 931,010
a
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5% , 9/01/33 ............. 935,000 989,933
a
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.5% , 9/01/43 ........... 1,060,000 1,111,511
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5% , 9/01/33 . 520,000 550,591
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.25% , 9/01/38 880,000 936,330
a
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.5% , 9/01/43 1,005,000 1,053,838
City of Chula Vista , Community Facilities District No. 16-1 Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................. 1,500,000 1,346,879
City of Clovis , Sewer , Revenue , 2013 , Refunding , BAM Insured , 5% , 8/01/28 ....... 1,200,000 1,202,207
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 955,000 1,009,307
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 785,000 825,346
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/32 ........... 250,000 254,526
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/36 ........... 550,000 546,324
Community Facilities District No. 87 , Special Tax , 2021 , 4% , 9/01/41 ........... 400,000 378,230
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/54 .......... 1,400,000 1,409,651
City of Lake Elsinore , Community Facilities District No. 2006-1 Improvement Area KK ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 400,000 356,247
City of Lincoln , Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% ,
9/01/37 ......................................................... 1,215,000 1,284,092
City of Long Beach , Harbor , Revenue , 2019 A , 5% , 5/15/38 .................... 2,000,000 2,119,127
City of Los Angeles ,
Department of Airports , Revenue , 2017 A , 5% , 5/15/31 ...................... 2,815,000 2,897,649
Department of Airports , Revenue , 2018 B , Refunding , 5% , 5/15/32 ............. 3,325,000 3,465,903

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports , Revenue , 2018 C , 5% , 5/15/35 ..................... $ 5,800,000 $ 5,955,771
Department of Airports , Revenue , 2019 D , 5% , 5/15/31 ..................... 2,685,000 2,828,451
Department of Airports , Revenue , 2019 D , 5% , 5/15/36 ..................... 2,500,000 2,584,675
Department of Airports , Revenue , 2019 F , 5% , 5/15/37 ...................... 5,715,000 5,927,198
Department of Airports , Revenue , 2019 F , 5% , 5/15/38 ...................... 4,500,000 4,646,081
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 2,115,000 2,290,532
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 7,380,000 7,891,954
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 5,485,000 5,766,056
Department of Airports , Revenue , 2022 C , Refunding , 4% , 5/15/39 ............. 2,800,000 2,755,152
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/36 .......... 1,325,000 1,466,224
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/37 .......... 9,960,000 10,945,259
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/38 .......... 1,080,000 1,178,382
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/40 .......... 580,000 623,908
City of Menifee ,
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/43 ...... 240,000 246,116
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/48 ...... 325,000 329,839
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/53 ...... 750,000 754,197
Community Facilities District No. 2022-2 , Special Tax , 2025 A , 5% , 9/01/50 ...... 675,000 687,160
Community Facilities District No. 2022-2 , Special Tax , 2025 A , 5.125% , 9/01/55 ... 650,000 666,318
Community Facilities District No. 2023-2 Improvement Area No. 1 , Special Tax , 2025
A , 5% , 9/01/45 .................................................. 1,295,000 1,320,910
Community Facilities District No. 2023-2 Improvement Area No. 1 , Special Tax , 2025
A , 5% , 9/01/50 .................................................. 605,000 611,133
Community Facilities District No. 2023-2 Improvement Area No. 1 , Special Tax , 2025
A , 5% , 9/01/55 .................................................. 610,000 613,612
City of Mountain House , Community Facilities District No. 2024-1 Improvement Area
No. 8 , Special Tax , 2025 , 5.125% , 9/01/50 ............................... 750,000 758,294
City of Newport Beach ,
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2% , 9/02/34 . 230,000 186,168
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/35 ........................................................ 235,000 187,224
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/36 ........................................................ 240,000 185,972
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/26 . 220,000 222,975
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/27 . 250,000 256,338
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/28 . 250,000 258,042
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/29 . 275,000 285,901
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/30 . 225,000 235,287
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/31 . 260,000 271,672
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/32 . 280,000 291,939
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/33 . 225,000 232,503
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4.125% ,
9/02/38 ........................................................ 620,000 621,101
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 5% , 9/02/43 . 715,000 735,904
City of Oakland , Community Facilities District No. 2023-1 , Special Tax , 2025 , 5.25% ,
9/01/55 ......................................................... 865,000 882,164
City of Ontario , Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/37 . 350,000 370,119
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/28 ............................ 895,000 905,899
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/29 ............................ 1,155,000 1,169,024
City of Pasadena , Water , Revenue , 2020 A , Refunding , 5% , 6/01/38 ............. 1,480,000 1,599,291
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5% , 9/01/38 ...................................... 250,000 263,156

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Rancho Cordova, (continued)
f
Ranch Community Facilities District No. 2021-1 Improvement Area No. 3 , Special
Tax , 2025 , 5% , 9/01/50 ............................................ $ 855,000 $ 860,324
f
Ranch Community Facilities District No. 2021-1 Improvement Area No. 3 , Special
Tax , 2025 , 5% , 9/01/55 ............................................ 585,000 586,642
City of Rialto , Community Facilities District No. 2020-1 , Special Tax , 2023 , 5% , 9/01/38 1,445,000 1,532,380
City of Riverside , Water , Revenue , 2019 A , Refunding , 5% , 10/01/37 ............. 7,295,000 7,739,047
City of Sacramento ,
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/26 .................................................... 615,000 615,896
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/28 .................................................... 1,220,000 1,221,755
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/29 .................................................... 1,555,000 1,557,240
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/30 .................................................... 1,045,000 1,046,504
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/31 .................................................... 1,800,000 1,802,371
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/34 .................... 1,485,000 1,565,717
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/35 .................... 2,000,000 2,101,506
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/37 .................... 2,250,000 2,348,212
City of Vernon , Electric System , Revenue , 2021 A , 5% , 10/01/26 ................ 1,670,000 1,703,052
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,505,000 1,551,174
a
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 2,105,000 1,896,277
Compton Community Redevelopment Agency ,
Successor Agency , Tax Allocation , 2022 A , Refunding , AG Insured , 5% , 8/01/37 ... 4,090,000 4,505,274
Successor Agency , Tax Allocation , 2022 A , Refunding , AG Insured , 5% , 8/01/42 ... 3,115,000 3,277,197
County of El Dorado ,
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 526,434
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,019,237
Community Facilities District No. 2014-1 , Special Tax , 2025 , 5.25% , 9/01/55 ...... 2,000,000 2,047,546
County of Sacramento ,
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/35 ................... 1,000,000 1,014,687
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/36 ................... 2,000,000 2,027,356
County of San Diego ,
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/37 ........................................................ 175,000 173,219
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/38 ........................................................ 375,000 364,750
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/40 ........................................................ 115,000 108,932
Community Facilities District No. 2008-01 Area No. 2 , Special Tax , 2020 A , 4% ,
9/01/35 ........................................................ 50,000 50,049
a
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 9,500,000 7,990,137
Oceanaire Apartments , Revenue , 144A, 2021 A-1 , 3.2% , 9/01/46 .............. 7,500,000 5,274,159
Towne at Glendale Apartments , Revenue , 144A, 2022 B , 5% , 9/01/37 .......... 10,300,000 10,372,753
Del Mar Race Track Authority ,
Revenue , 2015 , Refunding , 5% , 10/01/28 ................................ 1,925,000 1,931,381
Revenue , 2015 , Refunding , 5% , 10/01/30 ................................ 1,125,000 1,128,719
Desert Sands Unified School District , GO , 2025 , 4% , 8/01/50 .................. 8,000,000 7,451,145
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ............... 3,220,000 3,288,846
East Bay Municipal Utility District , Wastewater System , Revenue , 2014 A , Refunding ,
5% , 6/01/29 ...................................................... 1,000,000 1,108,165

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
East Whittier City School District , GO , 2024 A , 4.125% , 8/01/54 ................. $ 2,500,000 $ 2,351,960
Eastern Municipal Water District , Community Facilities District No. 2019-86 , Special
Tax , 2023 , 5% , 9/01/43 ............................................. 1,085,000 1,107,310
El Dorado Irrigation District , Revenue , 2016 C , Pre-Refunded , 5% , 3/01/31 ........ 2,500,000 2,528,288
e
Escondido Union High School District , GO , 2009 , AG Insured , 3.49%, 8/01/36 ...... 4,225,000 2,912,944
Folsom Ranch Financing Authority , City of Folsom Community Facilities District No. 18 ,
Special Tax , 2024 , 5% , 9/01/44 ....................................... 1,000,000 1,018,014
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , 5.8% , 1/15/26 .............................. 3,760,000 3,792,424
Revenue , 2013 A , Refunding , 5.9% , 1/15/27 .............................. 6,395,000 6,662,326
Revenue , 2013 A , Refunding , AG Insured , 5.3% , 1/15/29 .................... 19,895,000 21,730,650
Golden State Tobacco Securitization Corp. , Revenue , 2018 A-1 , Pre-Refunded , 5% ,
6/01/35 ......................................................... 9,000,000 9,689,702
Hemet Unified School District ,
Special Tax , 2025 , 5% , 9/01/50 ....................................... 1,190,000 1,203,662
Community Facilities District No. 2023-3 , Special Tax , 2025 , 5% , 9/01/45 ........ 1,000,000 1,015,261
Imperial Irrigation District ,
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/34 ................... 1,100,000 1,180,194
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/37 ................... 3,885,000 4,119,710
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 2,010,000 2,063,745
Millennium Housing LLC , Revenue , 2021 , Refunding , 3% , 5/15/41 ............. 1,395,000 1,152,069
Millennium Housing LLC , Revenue , 2022 , Refunding , 3.7% , 9/15/32 ............ 745,000 757,847
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/30 ............. 1,345,000 1,346,981
Irvine Unified School District ,
Special Tax , 2020 A , 5% , 9/01/30 ...................................... 1,900,000 2,071,283
Special Tax , 2020 A , 5% , 9/01/31 ...................................... 1,830,000 1,976,860
Special Tax , 2020 A , 5% , 9/01/32 ...................................... 750,000 803,733
Special Tax , 2020 A , 4% , 9/01/33 ...................................... 2,095,000 2,138,758
Special Tax , 2020 A , 4% , 9/01/35 ...................................... 1,450,000 1,466,613
Special Tax , 2020 A , 4% , 9/01/36 ...................................... 2,625,000 2,639,357
Special Tax , 2020 A , 4% , 9/01/37 ...................................... 2,695,000 2,695,100
Special Tax , 2020 A , 4% , 9/01/39 ...................................... 2,890,000 2,786,379
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/29 ........ 185,000 199,911
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/36 ........ 265,000 276,501
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/37 ........ 280,000 281,015
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/38 ........ 270,000 267,644
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/39 ........ 315,000 307,242
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/40 ........ 350,000 335,581
Jurupa Unified School District , GO , 2019 C , 5.25% , 8/01/43 ................... 14,675,000 15,220,197
Lake Elsinore Unified School District , Community Facilities District No. 2007-2 , Special
Tax , 2021 , 4% , 9/01/45 ............................................. 760,000 682,293
Lammersville Joint Unified School District , Community Facilities District No. 2002 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,620,656
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,520,000 7,742,305
Sales Tax , Revenue , 2021 A , 4% , 6/01/35 ............................... 1,485,000 1,569,720
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 1,910,000 2,101,636
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/34 ................... 23,350,000 23,807,048
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/39 ................... 2,860,000 2,976,391
Power System , Revenue , 2024 C , Refunding , 5% , 7/01/45 ................... 2,300,000 2,400,247
Power System , Revenue , 2024 D , 5% , 7/01/47 ............................ 2,900,000 3,012,622
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/37 ................... 10,450,000 10,472,303
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/34 ................... 2,500,000 2,605,829
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/38 ................... 4,500,000 4,610,613
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/33 ................... 1,410,000 1,538,388

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/39 ................... $ 10,535,000 $ 10,996,130
Los Angeles Unified School District ,
GO , 2020 RYQ , 4% , 7/01/38 ......................................... 5,000,000 5,076,748
GO , 2024 A , Refunding , 5% , 7/01/26 ................................... 13,000,000 13,268,125
Menifee Union School District ,
GO , 2025 A , 4.125% , 8/01/54 ......................................... 2,500,000 2,344,277
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 800,000 754,718
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/36 .................................................... 445,000 447,877
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 875,000 792,139
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 1,100,000 1,168,689
Menifee Union School District Public Financing Authority ,
Special Tax , 2017 A , 5% , 9/01/28 ...................................... 1,250,000 1,279,468
Special Tax , 2017 A , 5% , 9/01/30 ...................................... 1,550,000 1,587,126
Metropolitan Water District of Southern California , Revenue , 2020 C , Refunding , 5% ,
7/01/38 ......................................................... 12,500,000 13,544,311
Mid-Peninsula Water District ,
COP , 2025 , 4.125% , 12/01/50 ........................................ 5,965,000 5,664,849
COP , 2025 , 4.25% , 12/01/54 ......................................... 7,060,000 6,760,093
Moreno Valley Unified School District ,
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/31 ........ 120,000 122,624
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/32 ........ 130,000 132,119
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/33 ........ 140,000 141,473
Community Facilities District No. 2016-1 , Special Tax , 2020 , 2.625% , 9/01/38 ..... 200,000 160,536
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5% , 9/01/45 ........ 750,000 756,143
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.125% , 9/01/50 ..... 925,000 936,125
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/45 ........ 1,455,000 1,475,404
Mt. San Antonio Community College District , GO , 2013 A , 5.875% , 8/01/28 ........ 6,000,000 6,518,252
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5% , 8/15/38 ...... 1,360,000 1,444,275
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.25% , 8/15/43 .... 1,350,000 1,407,737
Orange Unified School District , GO , 2022 , 5% , 8/01/41 ....................... 2,130,000 2,325,071
Oro Grande Elementary School District ,
COP , 2020 , Refunding , 4% , 9/15/29 .................................... 2,595,000 2,646,156
COP , 2020 , Refunding , 4% , 9/15/30 .................................... 2,700,000 2,748,024
COP , 2020 , Refunding , 4% , 9/15/31 .................................... 2,805,000 2,840,172
COP , 2020 , Refunding , 4% , 9/15/32 .................................... 1,600,000 1,612,816
Perris Joint Powers Authority , Special Tax , 2025 , 5% , 9/01/45 .................. 2,825,000 2,860,526
Port of Oakland ,
Revenue , 2017 D , 5% , 11/01/28 ....................................... 2,195,000 2,285,808
Revenue , 2017 D , Pre-Refunded , 5% , 11/01/28 ........................... 55,000 57,912
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 5% ,
9/01/32 ........................................................ 100,000 109,968
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/34 ........................................................ 500,000 517,290
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/36 ........................................................ 715,000 731,777
Community Facilities District No. 16 Area A , Special Tax , 2020 , AG Insured , 4% ,
9/01/40 ........................................................ 965,000 965,454
Poway Unified School District Public Financing Authority ,
Special Tax , 2017 A , Refunding , 5% , 9/01/27 ............................. 1,375,000 1,404,463
Special Tax , 2017 A , Refunding , 5% , 9/01/30 ............................. 2,225,000 2,267,474

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
River Islands Public Financing Authority ,
Community Facilities District No. 2016-1 , Special Tax , 2025 , AG Insured , 5% , 9/01/45 $ 600,000 $ 640,100
Community Facilities District No. 2016-1 , Special Tax , 2025 , AG Insured , 5% , 9/01/50 815,000 854,134
Community Facilities District No. 2020-1 Public Improvements , Special Tax , 2025 , AG
Insured , 5% , 9/01/45 .............................................. 1,100,000 1,173,516
Community Facilities District No. 2020-1 Public Improvements , Special Tax , 2025 , AG
Insured , 5% , 9/01/50 .............................................. 1,950,000 2,043,634
Riverside County Transportation Commission ,
Sales Tax , Revenue , 2017 B , Refunding , 4% , 6/01/36 ....................... 9,750,000 9,888,622
Sales Tax , Revenue , 2017 B , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,194,254
Riverside Unified School District ,
Community Facilities District No. 33 , Special Tax , 2021 , 4% , 9/01/45 ........... 375,000 335,711
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/40 .......... 1,500,000 1,549,105
Community Facilities District No. 40 , Special Tax , 2025 A , 5% , 9/01/45 .......... 1,780,000 1,806,252
a
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 5,000,000 4,706,054
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,060,027
Romoland School District ,
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/27 1,000,000 1,001,461
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/28 1,960,000 1,962,643
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/29 2,130,000 2,132,858
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/30 2,310,000 2,313,040
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/31 2,495,000 2,498,081
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/32 2,690,000 2,693,205
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 250,000 265,465
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 440,000 452,565
Community Facilities District No. 2020-2 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,800,000 1,817,561
d
Community Facilities District No. 2023-1 Improvement Area No. 1 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,000,000 1,014,792
Community Facilities District No. 91-1 , Special Tax , 2017 , Refunding , 5% , 9/01/36 . 1,130,000 1,155,514
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 430,000 404,261
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 1,300,000 1,164,119
Sacramento Municipal Utility District ,
Revenue , 2019 G , 5% , 8/15/38 ....................................... 2,695,000 2,871,130
Revenue , 2023 K , 5% , 8/15/39 ........................................ 1,000,000 1,113,951
San Diego Community College District , GO , 2024 A-1 , 5% , 8/01/55 .............. 7,000,000 7,416,088
San Diego County Regional Airport Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/35 ............................... 7,500,000 8,028,295
Revenue , 2019 A , Refunding , 5% , 7/01/39 ............................... 6,500,000 6,835,280
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,126,619
Revenue , 2021 B , 5% , 7/01/30 ........................................ 2,260,000 2,472,314
Revenue, Senior Lien , 2023 B , 5.25% , 7/01/38 ............................ 2,500,000 2,742,264
Revenue, Senior Lien , 2023 B , 5% , 7/01/39 .............................. 5,000,000 5,344,457
Revenue, Senior Lien , 2023 B , 5% , 7/01/40 .............................. 7,000,000 7,414,836
San Diego Unified School District , GO , 2019 L , 4% , 7/01/38 ................... 605,000 613,517
San Francisco Bay Area Rapid Transit District , GO , 2020 C-1 , 4% , 8/01/33 ........ 2,250,000 2,366,495
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/36 ............................... 4,000,000 4,154,959
Revenue, Second Series , 2019 E , 5% , 5/01/35 ............................ 2,000,000 2,086,771
Revenue, Second Series , 2019 H , Refunding , 5% , 5/01/30 ................... 2,895,000 3,099,867
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/44 ................. 5,000,000 5,239,235

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2018
A , 4% , 10/01/43 ................................................... $ 9,220,000 $ 9,016,640
San Francisco City & County Redevelopment Agency Successor Agency ,
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/30 ...................................... 1,080,000 1,081,497
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/34 ...................................... 1,110,000 1,110,989
San Jacinto Unified School District , Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5.25% , 9/01/48 ................. 350,000 360,855
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,234,901
e
San Joaquin Hills Transportation Corridor Agency , Revenue , 1997 A , Refunding , NATL
Insured , 3.15%, 1/15/26 ............................................. 19,000,000 18,826,104
San Juan Unified School District , GO , 2020 , 4% , 8/01/34 ...................... 2,765,000 2,842,271
e
San Mateo County Community College District , GO , 2005 A , NATL Insured , 2.42%,
9/01/30 ......................................................... 5,000,000 4,445,004
San Rafael City Elementary School District , GO , 2022 B , 4% , 8/01/54 ............ 10,000,000 9,097,598
San Ysidro School District ,
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/29 ......................... 1,100,000 1,102,480
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/31 ......................... 1,000,000 1,002,132
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/33 ......................... 1,050,000 1,052,004
Sierra View Local Health Care District ,
Revenue , 2020 , Refunding , 4% , 7/01/26 ................................. 100,000 100,653
Revenue , 2020 , Refunding , 5% , 7/01/28 ................................. 660,000 694,342
Revenue , 2020 , Refunding , 5% , 7/01/30 ................................. 520,000 564,757
Sonoma Community Development Agency Successor Agency ,
Tax Allocation , 2015 , Refunding , NATL Insured , 5% , 6/01/29 .................. 1,000,000 1,019,274
Tax Allocation , 2015 , Refunding , NATL Insured , 5% , 6/01/33 .................. 1,200,000 1,219,852
Southern California Public Power Authority ,
c
City of Anaheim Electric System , Revenue , 2024 A , Mandatory Put , 5% , 9/01/30 .. 4,355,000 4,686,936
Los Angeles Department of Water & Power Power System , Revenue , 2025-1 , 5% ,
7/01/53 ........................................................ 10,000,000 10,300,501
State of California ,
GO , Refunding , 5% , 11/01/29 ......................................... 5,000,000 5,522,307
GO , 5% , 4/01/30 .................................................. 3,725,000 4,051,718
GO , Refunding , 5% , 11/01/30 ......................................... 15,540,000 17,514,110
GO , 5.75% , 10/01/31 ............................................... 15,000,000 16,300,420
GO , Refunding , 5% , 10/01/32 ......................................... 5,780,000 6,300,373
f
GO , 5% , 8/01/45 .................................................. 10,000,000 10,793,686
GO , 2017 , 5% , 11/01/28 ............................................. 7,230,000 7,639,219
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/38 .... 1,300,000 1,264,631
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/36 ............................................ 1,600,000 1,656,412
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/38 ............................................ 1,500,000 1,533,834
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.25% , 9/01/38 ................................... 600,000 637,555
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.625% , 9/01/43 ................................... 1,350,000 1,422,504
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/32 ........................... 500,000 525,135
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/33 ........................... 1,735,000 1,812,808

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Transbay Joint Powers Authority, (continued)
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/34 ........................... $ 1,050,000 $ 1,091,837
University of California ,
Revenue , 2016 K , 5% , 5/15/37 ........................................ 1,000,000 1,008,702
Revenue , 2024 BS , Refunding , 5% , 5/15/43 .............................. 2,000,000 2,174,117
Revenue , 2025 CC , 4% , 5/15/55 ...................................... 5,000,000 4,559,914
Val Verde Unified School District ,
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 555,000 568,482
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 625,000 635,042
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,000,000 1,010,848
Washington Township Health Care District ,
Revenue , 2020 A , Refunding , 3% , 7/01/32 ............................... 800,000 766,613
Revenue , 2020 A , Refunding , 4% , 7/01/33 ............................... 275,000 279,373
Revenue , 2020 A , Refunding , 3% , 7/01/34 ............................... 870,000 809,738
Revenue , 2020 A , Refunding , 4% , 7/01/35 ............................... 300,000 300,388
Revenue , 2020 A , Refunding , 3% , 7/01/36 ............................... 1,400,000 1,246,389
Revenue , 2020 A , Refunding , 3% , 7/01/37 ............................... 725,000 632,832
Revenue , 2020 A , Refunding , 3% , 7/01/38 ............................... 750,000 640,136
Revenue , 2023 A , 5% , 7/01/40 ........................................ 400,000 406,943
Revenue , 2023 A , 5% , 7/01/41 ........................................ 375,000 378,289
Revenue , 2023 A , 5% , 7/01/42 ........................................ 325,000 325,850
Revenue , 2023 A , 5% , 7/01/43 ........................................ 275,000 274,161
West Basin Municipal Water District ,
Revenue , 2016 A , Refunding , 5% , 8/01/32 ............................... 1,975,000 1,989,809
Revenue , 2016 A , Refunding , 5% , 8/01/33 ............................... 2,630,000 2,649,368
Revenue , 2021 A , Refunding , 5% , 8/01/34 ............................... 1,635,000 1,844,816
1,276,511,610
Florida 0.7%
a ,e
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 11,700,000 9,804,812
Virgin Islands 0.4%
Virgin Islands Transportation & Infrastructure Corp. ,
Revenue , 2025 , Refunding , 5% , 9/01/42 ................................. 1,250,000 1,304,824
Revenue , 2025 , Refunding , 5% , 9/01/43 ................................. 1,500,000 1,557,522
Revenue , 2025 , Refunding , 5% , 9/01/44 ................................. 1,715,000 1,771,930
4,634,276
U.S. Territories 0.2%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
2,810,000 2,811,384
Total Municipal Bonds (Cost $ 1,296,262,914 ) ...................................
1,303,564,747
Shares
Escrows and Litigation Trusts 0.0%
†
g ,h
Puerto Rico Electric Power Authority, Escrow Account ........................ 254,001 63,500
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
63,500
Total Long Term Investments (Cost $ 1,296,262,914 ) .............................
1,303,628,247
a
a a a a

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 17 .
Short Term Investments 2.6%
a a
Principal
Amount
a
Value
Municipal Bonds 2.6%
California 2.6%
i
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put ,
3.15% , 10/01/54 ................................................... $ 2,395,000 $ 2,395,000
i
Los Angeles Department of Water & Power ,
Power System , Revenue , 2023 F-1 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.25% , 7/01/48 ................................. 7,900,000 7,900,000
Power System , Revenue , 2023 F-2 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3% , 7/01/47 .................................... 4,400,000 4,400,000
i
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 3.35% , 5/15/48 .................. 12,315,000 12,315,000
Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 3% , 5/15/48 ............ 7,500,000 7,500,000
34,510,000
Total Municipal Bonds (Cost $ 34,510,000 ) ......................................
34,510,000
Total Short Term Investments (Cost $ 34,510,000 ) ................................
34,510,000
a
Total Investments (Cost $ 1,330,772,914 ) 100.0% ................................
$1,338,138,247
Other Assets, less Liabilities 0.0%
†
............................................
778,857
Net Assets 100.0% ...........................................................
$1,338,917,104
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $122,608,128, representing 9.2% of net assets.
b
The coupon rate shown represents the rate at period end.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis.
e
The rate shown represents the yield at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Non-income producing.
h
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
i
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin California Intermediate-Term Tax-Free Income Fund
(Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Securities Purchased on a Forward Commitment Basis
The Fund may purchase securities on a forward commitment basis, with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded and the
Fund may be obligated to perform on such agreements at a future date. At September 30, 2025, unfunded commitments were as follows:

Franklin California Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Borrower
Unfunded
Commitment
Franklin California Intermediate-Term Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 562,159
B-2, 7.125%, 7/01/59 2,730,152
$3,292,311
Level 1 Level 2 Level 3 Total
Franklin California Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 1,303,564,747 $ — $ 1,303,564,747
Escrows and Litigation Trusts ............... — — 63,500 63,500
Short Term Investments ................... — 34,510,000 — 34,510,000
Total Investments in Securities ........... $— $1,338,074,747 $63,500 $1,338,138,247
Other Financial Instruments:
Unfunded Commitments .................. $— $— $134,219 $134,219
Total Other Financial Instruments ......... $— $— $134,219 $134,219
3. Securities Purchased on a Forward Commitment Basis
(continued)

Franklin California Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.